First Trust Global Tactical Commodity Strategy Fund Annual Fund Operating Expenses - First Trust Global Tactical Commodity Strategy Fund - First Trust Global Tactical Commodity Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.98%	[2]

[1]	The management fee paid to First Trust Advisors L.P., the Fund’s investment advisor, may be reduced at certain levels of Fund net assets (“breakpoints”).The Fund's contractual management fee absent any breakpoints is 0.95%. See the Fund’s Statement of Additional Information for more information on the breakpoints.
[2]	Expenses have been restated to reflect the current fiscal year.